BUSINESS COMBINATION	11 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 9. BUSINESS COMBINATION

On January 6, 2016, the Company acquired 80% of the equity interests of U Matrin Worldwide SDN BHD ("Umatrin") in exchange for the issuance of a total of 100,000,000 shares of its common stock to the two holders of Umatrin, Dato' Sri and Dato' Liew. Immediately following the Share Exchange, the business of Umatrin became the business of the Company.

U Matrin Worldwide SDN BHD, formerly known as OLC Worldwide SDN BHD, was incorporated in Malaysia on July 22, 1993. The principal activities of Umatrin is direct selling and trading on beauty and personal care products, and investment holding.

The Company entered into a share exchange agreement with Umatrin whereas the acquisition was accounted under US GAAP as a business combination under common control with the Company being the acquirer as both entities were owned by the same controlling shareholders. Accordingly, historical cost will be the basis for transfer of assets and liabilities in the business combination in accordance with ASC 805-50-30-5.

A. Audited Financial Statements

Audited Financial Statements of Umatrin Worldwide Sdn. Bhd. ("Umatrin") as of and for the years ended December 31, 2015 and 2014 are presented as follows in accordance with Rule 3-05 of the SEC's Regulation S-X-

B. Unaudited Pro Forma Combined Financial Information

The accompanying unaudited pro forma combined financial information have been prepared to present the balance sheet and statements of operations of Umatrin Holding Ltd. (the "Company" or "UMHL"), to indicate how the consolidated financial statements of the Company might have looked like if the acquisition of Umatrin Worldwide Sdn. Bhd. ("Umatrin") and transactions related to the acquisition had occurred as of the beginning of the period presented.

The unaudited pro forma condensed combined balance sheet as of December 31, 2015 is presented as if the acquisition of Umatrin had occurred on the first day of the eleven months ended December 31, 2015.

The unaudited pro forma condensed combined statements of operations for the nine months ended October 31, 2015, and for the fiscal year ended January 31, 2015, are presented as if the acquisition of Umatrin had occurred on the first day of the fiscal year ended January 31, 2015 and were carried forward through each of the aforementioned periods presented.

These pro forma condensed financial statements are presented for illustrative purposes only and are not intended to be indicative of actual consolidated financial position and consolidated results of operations had the purchase been in effect during the periods presented, or of consolidated financial condition or consolidated results of operations that may be reported in the future.

The pro forma adjustments contained in the pro forma combined financial statements relate to the assumptions of all prior and existing liabilities of the Company upon consummation of the acquisition.

Notes to Unaudited Pro Forma Combined Financial Information

Note 1 – Basis of Presentation

The unaudited pro forma combined balance sheet as of December 31, 2015, and the unaudited pro forma combined statements of operations for the year ended December 31, 2015, are based on the historical financial statements of the Company and Umatrin after giving effect of the share exchange agreements entered between the Company and Umatrin on January 6, 2016, and the assumptions, reclassifications and adjustments described in the accompanying notes to the unaudited pro forma condensed combined financial information.

The Company entered into a share exchange agreement with Umatrin whereas the acquisition was accounted under US GAAP as a business combination under common control with the Company being the acquirer as both entities were owned by the same controlling shareholders. The pro forma combined financial information have been presented at historical costs and on a retroactive basis of the entities. No purchase price or reverse merger accounting methods were used.

Note 2 – Adjustments

(A)	The Company issued 100,000,000 shares of its commons stock to two shareholders of Umatrin in exchange for 1,200,000 shares (80% ownership) of Umatrin. Pursuant to the share exchange agreement effective January 6, 2016, the Company issued to Dato' Sri Eu Hin Chai and Dato' Liew Kok Hong 50,000,000 and 50,000,000 shares, respectively.

(B)	To eliminate Umatrin's historical shares capital, assuming the Umatrin's original stockholders will exchange their shares in Umatrin for the Company's shares.

(C)	To adjust the 20% noncontrolling interest after the share exchange.